UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-22912

Dreyfus BNY Mellon Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	1/31/15

The following Form N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant.

-        Dreyfus Alternative Diversifier Strategies Fund

-        Dreyfus Emerging Markets Debt U.S. Dollar Fund

-        Dreyfus Global Emerging Markets Fund

-        Dreyfus Select Mangers Long/Short Equity Fund

-        Dreyfus TOBAM Emerging Markets Fund

-        Dreyfus Yield Enhancement Strategy Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Alternative Diversifier Strategies Fund
January 31, 2015 (Unaudited)

Registered Investment Companies--99.7%	Shares		Value ($)
Alternative Investments--26.2%
AQR Managed Futures Strategy Fund,
Cl. I	1,054,814		11,750,629
ASG Global Alternatives Fund, Cl.
Y	894,512		10,277,947
ASG Managed Futures Strategy Fund,
Cl. Y	1,066,229		12,624,149
DFA Commodity Strategy Portfolio	1,109,113		7,553,063
Dynamic Total Return Fund, Cl. Y	3,939,900	a	63,786,986
			105,992,774
Domestic Equity--42.8%
Dreyfus Research Long/Short Equity
Fund, Cl. Y	3,012,660	a,b	38,411,414
Dreyfus Select Managers Long/Short
Fund, Cl. Y	10,894,262	a,c	134,435,189
			172,846,603
Foreign Equity--30.7%
Dreyfus Global Real Estate
Securities Fund, Cl. Y	4,625,540	a	43,942,633
Dreyfus Global Real Return Fund,
Cl. Y	5,438,452	a	80,217,166
			124,159,799
Total Investments (cost $395,019,645)	99.7%		402,999,176
Cash and Receivables (Net)	.3%		1,026,665
Net Assets	100.0%		404,025,841

a Investment in affiliated mutual fund.
b Non-income producing security.
c The fund's investment in the Dreyfus Select Managers Long/Short Fund reporesents 33.3% of the fund's total investments.
The Dreyfus Select Managers Long/Short Fund seeks to provide long-term capital appreciation.

At January 31, 2015, net unrealized appreciation on investments was $7,979,531 of which $12,565,143 related to appreciated investment securities and $4,585,612 related to depreciated investment securities. At January 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	42.8
Mutual Funds: Foreign	30.7
Mutual Funds: Alternative	26.2
99.7
† Based on net assets.

The following is a summary of the inputs used as of January 31, 2015 in valuing the fund's investments:

Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Mutual Funds+	402,999,176	-	-	402,999,176
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. These securities are categorized as Level 1 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus BNY Mellon Funds, Inc. - Dreyfus Emerging Markets Debt US Dollar Fund
January 31, 2015 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--95.0%	Rate (%)	Date	Amount ($)		Value ($)
Consumer Discretionary--2.5%
InRetail Shopping Malls,
Gtd. Notes	6.50	7/9/21	80,000		84,640
Li & Fung,
Sr. Unscd. Debs.	5.25	5/13/20	260,000		286,025
Tenedora Nemak,
Sr. Unscd. Notes	5.50	2/28/23	240,000		244,200
					614,865
Consumer Staples--2.5%
BRF,
Sr. Unscd. Notes	4.75	5/22/24	320,000		320,384
Minerva Luxembourg,
Gtd. Notes	7.75	1/31/23	290,000		279,850
					600,234
Energy--.7%
Odebrecht Offshore Drilling
Finance, Sr. Scd. Notes	6.75	10/1/22	245,050	a,b	176,313
Financial--17.7%
Akbank TAS,
Sr. Unscd. Notes	4.00	1/24/20	200,000	b	198,550
Akbank TAS,
Sr. Unscd. Notes	6.50	3/9/18	150,000		163,675
Alternatifbank,
Gtd. Bonds	3.13	7/22/19	250,000		249,485
Banco Bradesco,
Sub. Notes	5.90	1/16/21	230,000		247,250
Banco Davivienda,
Sub. Notes	5.88	7/9/22	240,000		243,000
Banco Daycova,
Sr. Unscd. Bonds	5.75	3/19/19	240,000		240,576
Banco Internacional del Peru,
Sr. Unscd. Bonds	5.75	10/7/20	140,000		154,140
Bank of India/London,
Sr. Unscd. Notes	6.25	2/16/21	220,000		251,526
BBVA Banco Continental,
Sub. Notes	5.25	9/22/29	90,000	a	92,349
BBVA Bancomer,
Jr. Sub. Notes	7.25	4/22/20	220,000		248,578
China Cinda Finance 2014,
Gtd. Notes	5.63	5/14/24	250,000		267,093
China Overseas Finance,
Gtd. Bonds	5.95	5/8/24	230,000		258,042
Itau Unibanco Holding,
Sub. Notes	5.65	3/19/22	240,000		244,800
Krung Thai Bank,
Sub. Notes	5.20	12/26/24	250,000	a	260,397

MAF Global Securities,
Gtd. Bonds	4.75	5/7/24	240,000		251,700
Shimao Property Holdings,
Gtd. Notes	6.63	1/14/20	240,000		236,400
SUAM Finance,
Gtd. Notes	4.88	4/17/24	240,000		244,106
TC Ziraat Bankasi,
Sr. Unscd. Notes	4.25	7/3/19	240,000		239,400
United Overseas Bank,
Sub. Notes	3.75	9/19/24	240,000	a	249,516
					4,340,583
Foreign/Governmental--55.3%
Banco Nacional de Desenvolvimento
Economico e Social, Sr. Unscd.
Notes	5.75	9/26/23	400,000		415,860
Bank of Ceylon,
Sr. Unscd. Notes	5.33	4/16/18	240,000		241,800
Brazil Minas,
Govt. Gtd. Notes	5.33	2/15/28	310,000	a	306,900
Brazilian Government,
Sr. Unscd. Bonds	7.13	1/20/37	190,000		238,450
Caixa Economica Federal,
Sr. Unscd. Notes	3.50	11/7/22	360,000		318,600
CNOOC Curtis Funding,
Gtd. Notes	4.50	10/3/23	230,000		250,560
Colombian Government,
Sr. Unscd. Bonds	7.38	9/18/37	290,000		393,675
Comision Federal de Electricidad,
Sr. Unscd. Notes	4.88	1/15/24	230,000		243,915
Comision Federal de Electricidad,
Sr. Unscd. Notes	5.75	2/14/42	340,000		372,300
Corporacion Financiera de
Desarrollo, Sr. Unscd. Notes	4.75	2/8/22	240,000		254,400
Development Bank of Kazakhstan,
Sr. Unscd. Notes	4.13	12/10/22	220,000		179,850
Dominican Republic Government,
Sr. Unscd. Bonds	5.88	4/18/24	120,000		127,200
Dominican Republic Government,
Sr. Unscd. Notes	6.85	1/27/45	100,000	b	101,500
Empresa de Transporte de Pasajeros
Metro, Unscd. Notes	4.75	2/4/24	310,000		330,349
Empresa Nacional del Petroleo,
Sr. Unscd. Notes	4.38	10/30/24	380,000	b	380,141
Eurasian Development Bank,
Sr. Unscd. Notes	4.77	9/20/22	290,000		243,600
Export Credit Bank of Turkey,
Sr. Unscd. Notes	5.88	4/24/19	550,000		589,188
Export-Import Bank of India,
Sr. Unscd. Notes	4.00	1/14/23	200,000		208,037
Export-Import Bank of Korea,
Sr. Unscd. Bonds	2.88	1/21/25	200,000		203,573
Fondo MIVIVIENDA,

Sr. Unscd. Notes	3.50	1/31/23	150,000		147,102
Gazprom,
Sr. Unscd. Bonds	6.00	11/27/23	310,000		234,050
Hungarian Development Bank,
Govt. Gtd. Notes	6.25	10/21/20	220,000		248,643
Indonesian Government,
Sr. Unscd. Notes	3.38	4/15/23	200,000		196,750
Israel Electric,
Sr. Scd. Notes	5.00	11/12/24	240,000	b	243,600
Ivory Coast Government,
Sr. Unscd. Notes	5.38	7/23/24	250,000		237,500
Kazagro National Management
Holding, Sr. Unscd. Notes	4.63	5/24/23	220,000		179,344
Kenyan Government,
Notes	6.88	6/24/24	200,000		210,500
Korea Hydro & Nuclear Power,
Sr. Unscd. Notes	3.00	9/19/22	250,000		256,956
Lithuanian Government,
Sr. Unscd. Notes	6.63	2/1/22	200,000		249,500
Magyar Export-Import Bank,
Govt. Gtd. Bonds	4.00	1/30/20	250,000		254,438
Mexican Government,
Sr. Unscd. Notes	3.60	1/30/25	250,000		258,125
Mexican Government,
Sr. Unscd. Notes	4.60	1/23/46	245,000		262,762
OCP,
Sr. Unscd. Notes	5.63	4/25/24	230,000		251,590
Panamanian Government,
Sr. Unscd. Bonds, Ser. A	5.63	7/25/22	90,000		100,024
Panamanian Government,
Sr. Unscd. Bonds	9.38	4/1/29	100,000		157,250
Pertamina Persero,
Sr. Unscd. Notes	4.30	5/20/23	440,000		438,900
Perusahaan Gas Negara,
Sr. Unscd. Bonds	5.13	5/16/24	240,000		253,800
Petroleos Mexicanos,
Gtd. Bonds	6.63	6/15/35	210,000		241,983
Petroleum Co of Trinidad & Tobago,
Sr. Unscd. Notes	6.00	5/8/22	75,000		75,750
Petroliam Nasional,
Sr. Unscd. Notes	7.63	10/15/26	100,000		140,795
Philippine Government,
Sr. Unscd. Bonds	9.50	2/2/30	110,000		187,137
Polish Government,
Sr. Unscd. Notes	4.00	1/22/24	221,000		241,995
Power Sector Assets & Liabilities
Management, Govt. Gtd. Bonds	7.39	12/2/24	210,000		281,137
Romanian Government,
Sr. Unscd. Notes	4.88	1/22/24	440,000		497,816
Russian Agricultural Bank,
Sr. Unscd. Notes	7.75	5/29/18	240,000		211,248
Russian Government,

Sr. Unscd. Bonds	7.50	3/31/30	150,650	a	151,870
Sberbank of Russia,
Sr. Unscd. Notes	6.13	2/7/22	250,000		211,250
Sinopec Group Overseas Development
2012, Gtd. Notes	3.90	5/17/22	240,000		252,623
Transnet,
Sr. Unscd. Notes	4.00	7/26/22	260,000		258,336
Turkish Government,
Sr. Unscd. Notes	8.00	2/14/34	180,000		257,625
Uruguayan Government,
Sr. Unscd. Bonds	7.63	3/21/36	50,000		71,750
Uruguayan Government,
Sr. Unscd. Bonds	7.88	1/15/33	180,000		259,200
Vietnamese Government,
Sr. Unscd. Bonds	4.80	11/19/24	240,000	b	253,800
Vnesheconombank,
Sr. Unscd. Notes	6.03	7/5/22	290,000		198,238
Vnesheconombank,
Sr. Unscd. Notes	6.80	11/22/25	270,000		187,456
					13,560,741
Industrial--5.4%
Alfa,
Sr. Unscd. Notes	5.25	3/25/24	350,000		364,700
Alliance Global Group,
Gtd. Notes	6.50	8/18/17	230,000		246,790
ENA Norte Trust,
Pass Through Certificates	4.95	4/25/28	161,480		164,710
Noble Group,
Sr. Unscd. Notes	6.75	1/29/20	290,000		314,650
Rolta Americas,
Gtd. Notes	8.88	7/24/19	250,000		227,500
					1,318,350
Materials--3.9%
Cementos Pacasmayo,
Gtd. Notes	4.50	2/8/23	130,000		122,850
CEMEX Espana,
Sr. Scd. Notes	9.88	4/30/19	170,000		186,150
Minsur,
Sr. Unscd. Notes	6.25	2/7/24	170,000		183,600
Severstal,
Sr. Unscd. Notes	5.90	10/17/22	270,000		225,045
Turkiye Sise ve Cam Fabrikalari,
Sr. Unscd. Notes	4.25	5/9/20	250,000		246,250
					963,895
Telecommunications--3.9%
ENTEL Chile,
Sr. Unscd. Notes	4.75	8/1/26	250,000		255,930
MTN Mauritius Investments,
Gtd. Notes	4.76	11/11/24	250,000	b	253,750
Oi,
Sr. Unscd. Notes	5.75	2/10/22	260,000		228,475
VimpelCom Holdings,

Gtd. Notes	7.50	3/1/22	270,000		225,742
					963,897
Utilities--3.1%
NTPC,
Sr. Unscd. Notes	4.75	10/3/22	240,000	b	256,912
Perusahaan Listrik Negara,
Sr. Unscd. Notes	5.25	10/24/42	270,000		257,175
Talent Yield Investments,
Gtd. Notes	4.50	4/25/22	240,000		257,453
					771,540
Total Bonds and Notes
(cost $23,571,699)					23,310,418
			Principal
Short-Term Investments--.1%			Amount ($)		Value ($)
U.S. Treasury Bills;
0.03%, 5/21/15
(cost $24,998)			25,000		24,999

Other Investment--4.6%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,125,000)			1,125,000	[c]	1,125,000
Total Investments (cost $24,721,697)			99.7%		24,460,417
Cash and Receivables (Net)			.3%		68,629
Net Assets			100.0%		24,529,046

a	Variable rate security--interest rate subject to periodic change.
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, these securities were valued at $1,607,654 or 6.6% of net assets.
c	Investment in affiliated money market mutual fund.

At January 31, 2015, net unrealized depreciation on investments was $261,280 of which $224,044 related to appreciated investment securities and $485,324 related to depreciated investment securities. At January 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Brazil	12.3
Mexico	9.1
Turkey	7.9
Russia	6.7
China	5.2
Indonesia	4.7
Short-Term/Money Market Investments	4.7
Peru	4.2
Chile	3.9
India	3.8
Colombia	3.6
Philippines	2.9

South Korea	2.9
Hong Kong	2.5
Hungary	2.1
Romania	2.0
Panama	1.7
Kazakhstan	1.5
Uruguay	1.4
Thailand	1.1
Australia	1.0
Israel	1.0
Ivory Coast	1.0
Lithuania	1.0
Mauritius	1.0
Morocco	1.0
Poland	1.0
Singapore	1.0
Sri Lanka	1.0
Supranational	1.0
United Arab Emirates	1.0
Vietnam	1.0
Dominican Republic	.9
Kenya	.9
Spain	.8
Malaysia	.6
Trinidad and Tobago	.3
99.7
† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
January 31, 2015 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2015 ($)
Financial Futures Short
U.S. Treasury 10 Year Notes	18	(2,355,750)	March 2015	(42,529)

The following is a summary of the inputs used as of January 31, 2015 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	9,749,677	-	9,749,677
Foreign Government	-	13,560,741	-	13,560,741
Mutual Funds	1,125,000	-	-	1,125,000
U.S. Treasury	-	24,999	-	24,999
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(42,529)	-	-	(42,529)
+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Global Emerging Markets Fund
January 31, 2015 (Unaudited)

Common Stocks--96.7%	Shares		Value ($)
Australia--.4%
Oil Search	61,109		372,565
Brazil--1.1%
Ambev, ADR	61,859		407,032
CCR	61,167		348,321
Iguatemi Empresa de Shopping Centers	30,176		273,279
			1,028,632
Chile--.4%
Sociedad Quimica y Minera Chile, ADR	17,078		407,481
China--17.7%
Alibaba Group Holding, ADR	36,181		3,223,003
Baidu, ADR	19,183	a	4,180,359
Hengan International Group	86,500		1,025,015
PetroChina, Cl. H	1,198,000		1,299,266
TAL Education Group, ADR	61,292	a	1,900,665
Tencent Holdings	62,050		1,047,488
Vipshop Holdings, ADS	107,394	a	2,404,552
YY, ADR	22,406	a	1,612,784
			16,693,132
Cyprus--1.4%
Eurasia Drilling, GDR	68,754		1,316,120
Georgia--.7%
Bank of Georgia Holdings	20,565		628,033
Germany--.4%
Rocket Internet	7,313		382,755
Hong Kong--4.0%
AIA Group	656,200		3,797,342
India--25.3%
Apollo Hospitals Enterprise	59,961		1,206,398
Axis Bank	233,961		2,165,294
Glenmark Pharmaceuticals	140,747		1,581,587
Godrej Consumer Products	100,000		1,637,764
Grasim Industries	16,391		998,318
Hero MotoCorp	85,896		3,915,317
ITC	648,510		3,811,722
Jubilant Foodworks	53,922	a	1,164,970
Tata Consultancy Services	58,242		2,296,542
Tata Motors, ADR	93,346		4,603,825
Titan	76,536		503,612
			23,885,349
Indonesia--.5%
Surya Citra Media	1,929,500		518,879
Macau--4.2%
Sands China	411,600		1,990,629
Wynn Macau	713,200		1,962,206
			3,952,835
Malaysia--1.2%
IHH Healthcare	801,000		1,144,903
Mexico--5.1%
Fibra Shop Portafolios Inmobiliarios	198,178		243,401
Fibra Uno Administracion	153,864		463,968

Genomma Lab Internacional, Cl. B	843,082	a	1,330,190
Grupo Financiero Santander Mexico, Cl. B, ADR	130,265		1,378,204
Kimberly-Clark de Mexico, Cl. A	521,227		1,013,280
Southern Copper	14,213		387,731
			4,816,774
Philippines--9.2%
Energy Development	2,717,700		524,432
First Gen	834,600		588,072
GT Capital Holdings	47,140		1,291,092
LT Group	814,800		250,080
Metropolitan Bank & Trust	617,470		1,329,410
Robinsons Retail Holdings	479,900		860,825
Security Bank	326,763		1,122,139
Universal Robina	584,680		2,732,997
			8,699,047
Portugal--.4%
Galp Energia	38,664		407,450
South Africa--11.7%
British American Tobacco	41,906		2,365,771
Cie Financiere Richemont	179,665		1,483,210
Discovery	80,300		790,861
Life Healthcare Group Holdings	533,643		1,986,485
Naspers, Cl. N	30,978		4,456,315
			11,082,642
Taiwan--8.2%
MediaTek	212,000		3,236,969
Taiwan Semiconductor Manufacturing	1,014,000		4,502,523
			7,739,492
Thailand--1.1%
Bangkok Bank	175,400		1,027,482
Turkey--.7%
Cola-Cola Icecek	33,761		681,452
United Arab Emirates--.6%
Al Noor Hospitals Group	42,404		579,367
United States--2.4%
Yum! Brands	31,257		2,259,256
Total Common Stocks
(cost $82,449,882)			91,420,988

Other Investment--3.9%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $3,700,000)	3,700,000	[b]	3,700,000
Total Investments (cost $86,149,882)	100.6%		95,120,988
Liabilities, Less Cash and Receivables	(.6%)		(558,938)
Net Assets	100.0%		94,562,050

ADR - American Depository Receipts
ADS - American Depository Shares
GDR - Global Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At January 31, 2015, net unrealized appreciation on investments was $8,971,106 of which $13,777,295 related to appreciated investment securities and $4,806,189 related to depreciated investment securities. At January 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Technology	21.7
Consumer Goods	21.0
Consumer Services	18.0
Financial	15.3
Health Care	8.3
Industrial	6.3
Money Market Investment	3.9
Oil & Gas	3.6
Utilities	1.2
Basic Materials	.8
Media	.5
100.6
† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
January 31, 2015 (Unaudited)

		Foreign
Forward Foreign Currency		Currency			Unrealized
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Hong Kong Dollar,
Expiring
2/3/2015	a	1,813,708	233,964	233,957	(7)

Mexican New Peso,
Expiring
2/4/2015	b	212,568	14,317	14,181	(136)

					(143)

Counterparties:
a	UBS
b	Royal Bank of Scotland

The following is a summary of the inputs used as of January 31, 2015 in valuing the fund's investments:

				Level 3 -
	Level 1 -	Level 2 - Other		Significant
	Unadjusted Quoted	Significant		Unobservable
Assets ($)	Prices	Observable Inputs		Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	2,259,256	-		-	2,259,256
Equity Securities - Foreign Common Stocks+	20,505,635	68,656,097	++	-	89,161,732
Mutual Funds	3,700,000	-		-	3,700,000
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	(143)		-	(143)
+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures. See note above for additional information.
+++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end January 31, 2015 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.

With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Long/Short Fund
January 31, 2015 (Unaudited)

Common Stocks--55.3%	Shares		Value ($)
Automobiles & Components--1.1%
Bayerische Motoren Werke	8,923		1,042,093
Continental	4,426		1,003,231
Fiat Chrysler Automobiles	34,622	a	456,022
Geely Automobile Holdings	995,000		405,583
Volvo, Cl. B	42,832		500,781
			3,407,710
Banks--4.0%
Bank of America	228,517		3,462,033
Comerica	29,066		1,206,239
Danske Bank	39,263		1,015,431
Intesa Sanpaolo	264,130		771,871
JPMorgan Chase & Co.	14,252		775,024
KeyCorp	65,642		852,690
Signature Bank	ned 28,059	a	3,286,551
UBS Group	41,690	a	698,768
			12,068,607
Capital Goods--2.5%
Acuity Brands	16,242		2,434,513
Airbus Group	37,510		1,997,411
FANUC	3,900		654,957
GEA Group	16,490		749,514
Kone, Cl. B	9,352		421,058
Precision Castparts	6,349		1,270,435
			7,527,888
Chemicals--1.4%
Akzo Nobel	9,637		695,978
Givaudan	214	a	390,901
K+S	17,847		564,803
Linde	2,713		520,819
Monsanto	6,070		716,139
Sherwin-Williams	3,920		1,063,378
Syngenta	1,214		395,124
			4,347,142
Commercial & Professional Services--.5%
Kangda International Environmental	2,101,000	b	928,206
Shenzhen International Holdings	431,000		618,065
			1,546,271
Consumer Durables & Apparel--1.7%
HUGO BOSS	2,927		377,639
Sony	73,300		1,711,077
Whirlpool	15,799		3,145,265
			5,233,981
Consumer Services--1.0%
Carnival	45,173		1,985,805
Service Corporation International	15,745		356,309

Tuniu, ADR	46,860	c	636,828
			2,978,942
Diversified Financials--.8%
Affiliated Managers Group	6,233	a	1,281,006
Deutsche Boerse	12,564		965,677
			2,246,683
Energy--.2%
Koninklijke Vopak	10,280		575,004

Food, Beverage & Tobacco--1.5%
Constellation Brands, Cl. A	39,616	a	4,375,587

Health Care Equipment & Services--3.5%
Allergan	16,777	c	3,678,525
Bayer	5,711		825,229
Becton Dickinson & Co.	21,660		2,990,813
Fresenius Medical Care & Co.	5,283		391,898
HCA Holdings	7,951	a	562,931
Siloam International Hospitals	835,500	a	876,679
Universal Health Services, Cl. B	12,660		1,298,030
			10,624,105
Insurance--.7%
Allianz	8,566		1,416,449
Assicurazioni Generali	36,407		768,424
			2,184,873
Materials--1.0%
Fosun International	897,000		1,252,653
Norsk Hydro	85,164		499,841
ThyssenKrupp	29,625	a	772,704
UPM-Kymmene	25,414		446,123
			2,971,321
Media--4.8%
Comcast, Cl. A	49,414		2,626,107
DIRECTV	550	a	46,904
DISH Network, Cl. A	54,870	a	3,860,105
Netflix	3,098	a	1,368,697
Sirius XM Holdings	232,530	a	825,482
Tele Columbus	52,092		671,046
Time Warner	48,909		3,811,478
Viacom, Cl. B	17,035		1,097,395
			14,307,214
Pharmaceuticals, Biotech & Life Sciences--3.6%
Actavis	13,441	a	3,582,564
CSPC Pharmaceutical Group	907,000		763,603
Endo International	6,406	a	509,982
Gilead Sciences	15,772	a	1,653,379
Merck & Co.	19,010		1,145,923
Novartis	7,210		702,992
Valeant Pharmaceuticals
International	16,074	a	2,571,358
			10,929,801
Real Estate--5.0%

Colony Financial	59,606		1,493,130
Crown Castle International	43,446		3,758,514
Deutsche Annington Immobilien	19,988		695,598
Lamar Advertising, Cl. A	21,347		1,195,859
Leopalace21	152,400	a	985,020
Mitsui Fudosan	37,000		936,380
NorthStar Realty Finance	192,656	d	3,643,116
Sun Frontier Fudousan	61,600		477,282
Takara Leben	346,800		1,802,718
			14,987,617
Retailing--4.0%
Akr Corpoindo	1,704,300		630,402
Don Quijote Holdings	11,000		796,416
eBay	65,939	a,c	3,494,767
Gulliver International	130,500		1,034,316
Hennes & Mauritz, Cl. B	12,992		534,024
Hitachi High-Technologies	20,300		631,397
Laox	144,000	a	321,764
Matahari Putra Prima	2,382,400		714,184
Nu Skin Enterprises, Cl. A	45,749		1,874,794
Penske Automotive Group	29,240		1,413,754
Vipshop Holdings, ADS	28,575	a,c	639,794
			12,085,612
Semiconductors & Semiconductor Equipment--2.9%
ARM Holdings, ADR	85,755		4,016,764
ASML Holding	3,355		352,227
Maxim Integrated Products	51,734		1,711,878
SK Hynix	21,910		944,721
SunEdison	98,111	a	1,837,619
			8,863,209
Software & Services--7.4%
Ctrip.com International, ADR	26,984	a,c	1,283,224
Facebook, Cl. A	22,604	a	1,715,870
Google, Cl. A	8,987	a	4,830,962
Qihoo 360 Technology, ADR	20,160	a,c	1,179,763
salesforce.com	48,486	a	2,737,035
SAP	16,062		1,050,247
ServiceNow	21,368	a	1,557,727
Tencent Holdings	202,200		3,413,409
Yahoo!	99,799	a,c	4,390,158
			22,158,395
Technology Hardware & Equipment--.9%
Apple	11,721	c	1,373,232
Hitachi	124,000		937,688
Logitech International	24,271		356,233
			2,667,153
Telecommunication Services--3.9%
AT&T	61,876		2,036,958
Belgacom	3,641		135,474
Deutsche Telekom	35,979		621,083
Ericsson, Cl. B	31,000		376,537
Japan Communications	109,800	a	470,575

Nokia	67,460		519,402
SoftBank	31,500		1,847,576
T-Mobile US	81,924	a	2,472,466
Telecom Italia	787,323	a	913,895
Telekomunikasi Indonesia	2,374,300		528,309
Verizon Communications	38,507		1,760,155
			11,682,430
Transportation--2.9%
Avis Budget Group	19,393	a,c	1,111,413
DSV	20,345		640,488
Hertz Global Holdings	171,487	a,c	3,518,913
J.B. Hunt Transport Services	4,489		357,369
Old Dominion Freight Line	16,570	a	1,161,888
Saia	20,491	a	862,876
Union Pacific	8,854		1,037,777
			8,690,724
Total Common Stocks
(cost $158,070,994)			166,460,269

Preferred Stocks--.3%
Automobiles & Components--.1%
Volkswagen	1,642		367,764
Consumer Durables & Apparel--.2%
Henkel & Co.	4,497		516,041
Total Preferred Stocks
(cost $873,352)			883,805
	Number of
Options Purchased--.0%	Contracts ($)		Value ($)
Put Options
Apple,
February 2015 @ $109
(cost $83,008)	214		18,404

	Number of
Warrants--.2%	Warrants		Value ($)
Banks
JPMorgan Chase & Co. Ser. CW18
(10/28/18)
(cost $751,270)	39,627	[a]	601,538

Total Investments (cost $159,778,624)	55.8%		167,964,016
Cash and Receivables (Net)	44.2%		133,171,671
Net Assets	100.0%		301,135,687

ADR - American Depository Receipts
ADS - American Depository Shares

a	Non-income producing security.
b	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, this security was valued at $928,206 or .3% of net assets.
c	Held by a broker as collateral for open short positions.

d	Investment in real estate investment trust.

At January 31, 2015, net unrealized appreciation on investments was $8,285,317 of which $13,109,758 related to appreciated investment securities and $4,824,441 related to depreciated investment securities. At January 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	7.4
Real Estate	5.0
Media	4.8
Banks	4.2
Retailing	4.0
Telecommunication Services	3.9
Pharmaceuticals, Biotech & Life Sciences	3.6
Health Care Equipment & Services	3.5
Semiconductors & Semiconductor Equipment	2.9
Transportation	2.9
Capital Goods	2.5
Consumer Durables & Apparel	1.9
Food, Beverage & Tobacco	1.5
Chemicals	1.4
Automobiles & Components	1.2
Consumer Services	1.0
Materials	1.0
Technology Hardware & Equipment	.9
Diversified Financials	.8
Insurance	.7
Commercial & Professional Services	.5
Energy	.2
Options Purchased	.0
55.8
† Based on net assets.

STATEMENT OF SECURITIES SOLD SHORT
January 31, 2015 (Unaudited)

Common Stocks--13.3%	Shares		Value ($)
Automobiles & Components--.1%
Dorman Products	8,000	a	365,840
Capital Goods--.7%
Boeing	5,251		763,338
Caterpillar	12,919		1,033,132
Trex	7,400	a	314,722
			2,111,192
Consumer Durables & Apparel--.5%
Compagnie Financiere Richemont	5,486		455,890
iRobot	10,000	a	315,500
Skullcandy	30,000	a	300,600
Qunar Cayman Islands, ADR	20,058	a	588,502
			1,660,492

Energy--.3%
Keppel	141,000		905,136

Exchange-Traded Funds--5.4%
AMEX Consumer Discretionary Select
Sector SPDR Fund	16,523		1,156,445
Health Care Select Sector SPDR
Fund	11,332		784,968
SPDR S&P 500 ETF Trust	65,091		12,982,400
SPDR S&P Regional Banking ETF	29,367		1,082,174
Technology Select Sector SPDR Fund	9,211		367,519
			16,373,506
Food, Beverage & Tobacco--.3%
Amira Nature Foods	9,700	a	120,668
Boulder Brands	35,000	a	351,050
Chefs' Warehouse	17,000	a	363,630
			835,348
Health Care Equipment & Services--.8%
AAC Holdings	10,063		256,808
Cepheid	5,250	a	296,678
MiMedx Group	30,600	a	249,543
Mindray Medical International, ADR	12,000		328,320
Novadaq Technologies	21,000	a	298,830
OraSure Technologies	35,000	a	321,650
ResMed	5,000		312,350
Second Sight Medical Products	17,000		149,260
Unilife	30,000	a	119,100
			2,332,539
Pharmaceuticals, Biotech & Life Sciences--1.0%
ANI Pharmaceuticals	5,500	a	307,835
BioCryst Pharmaceuticals	27,900	a	284,022
BioDelivery Sciences International	10,000	a	131,000
Exact Sciences	13,900	a	378,219
Keryx Biopharmaceuticals	25,000	a	304,000
MannKind	60,000	a	381,000
NewLink Genetics	8,000	a	292,720
Omeros	13,000	a	289,120
OPKO Health	30,100	a	365,113
Raptor Pharmaceuticals	34,900	a	315,496
			3,048,525
Retailing--.9%
Beacon Roofing Supply	13,000	a	307,970
Francesca's Holdings	22,500	a	356,850
Noodles & Company	13,500	a	346,950
Overstock.com	13,300	a	297,654
Potbelly	25,000	a	350,750
Sportsman's Warehouse Holdings	50,000		356,500
Wal-Mart Stores	8,775		745,700
			2,762,374
Software & Services--1.8%
Alibaba Group Holding, ADR	32,773		2,919,419
Ebix	18,300		418,155

Interactive Intelligence Group	8,500	a	344,760
MakeMyTrip	11,900	a	295,715
Stamps.com	4,100	a	186,837
Tangoe	26,200	a	299,466
TubeMogul	13,000		197,340
Wayfair, Cl. A	16,000		312,960
Web.com Group	20,000	a	302,200
			5,276,852
Technology Hardware & Equipment--.5%
Itron	9,000	a	334,890
KEYW Holding	26,600	a	236,474
Mobileye	5,900		232,401
Silicon Graphics International	33,000	a	311,190
Universal Display	10,000	a	318,600
			1,433,555
Telecommunication Services--1.0%
8x8	27,400	a	211,254
AT&T	69,772		2,296,894
NETGEAR	11,000	a	371,469
			2,879,617

Total Securities Sold Short (proceeds $40,084,901)			39,984,976

a Non-income producing security.

ADR- American Depository Receipts
ETF - Exchange-Traded Funds
SPDR- Standard & Poor's Depository Receipts

Portfolio Summary (Unaudited) †			Value (%)
Exchange-Traded Funds			5.4
Software & Services			1.8
Pharmaceuticals, Biotech & Life Sciences			1.0
Telecommunication Services			1.0
Retailing			.9
Health Care Equipment & Services			.8
Capital Goods			.7
Consumer Durables & Apparel			.5
Technology Hardware & Equipment			.5
Energy			.3
Food, Beverage & Tobacco			.3
Automobiles & Components			.1
			13.3
† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
January 31, 2015 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2015 ($)

Financial Futures Short
CAC 40 10 EURO	64	(3,332,128)	February 2015	(147,401)
DAX (GERMAN STOCK INDEX)	7	(2,114,926)	March 2015	(126,261)
Euro STOXX 50	184	(6,963,207)	March 2015	(532,161)
FTSE 100	21	(2,121,129)	March 2015	(35,468)
NASDAQ 100 E-mini	189	(15,653,925)	March 2015	32,909
Standard & Poor's 500 E-mini	72	(7,158,240)	March 2015	34,035
Swiss Market Index	8	(723,677)	March 2015	(6,160)

Gross Unrealized Appreciation				66,944
Gross Unrealized Depreciation				(847,451)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
January 31, 2015 (Unaudited)

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Australian Dollar,
Expiring
3/18/2015	a	824,821	651,856	640,158	(11,698)

Danish Krone,
Expiring
2/18/2015	a	13,000,000	2,034,558	1,975,311	(59,247)

Euro,
Expiring:
2/18/2015	a	280,000	324,604	316,450	(8,154)
3/18/2015	b	533,431	629,166	603,028	(26,138)
4/23/2015	b	900,000	1,040,755	1,017,788	(22,967)

Hong Kong Dollar,
Expiring
2/2/2015	a	1,266,147	163,334	163,325	(9)

Indian Rupee,
Expiring
3/18/2015	a	302,869,812	4,861,608	4,842,230	(19,378)

Indonesian Rupiah,
Expiring
3/18/2015	a	2,465,139,563	195,879	193,036	(2,843)

Japanese Yen,
Expiring:
2/3/2015	a	36,929,778	311,907	314,483	2,576
3/18/2015	a	831,452,482	7,082,624	7,084,197	1,573

Norwegian Krone,
Expiring
2/18/2015	a	1,000,000	128,402	129,366	964

Philippines Peso,
Expiring
3/18/2015	a	32,945,469	742,573	745,687	3,114

South Korean Won,
Expiring
3/18/2015	a	412,388,397	381,283	376,409	(4,874)

Swedish Krona,
Expiring
2/18/2015	a	6,000,000	721,720	725,257	3,537

Swiss Franc,
Expiring
2/18/2015	a	3,200,000	3,661,917	3,488,489	(173,428)

Taiwan New Dollar,
Expiring
3/18/2015	a	26,742,058	856,537	848,673	(7,864)

Thai Baht,
Expiring
3/18/2015	a	17,459,341	527,154	532,208	5,054

Sales:			Proceeds ($)

British Pound,
Expiring
2/18/2015	a	380,000	574,099	572,287	1,812

Danish Krone,
Expiring
2/18/2015	a	13,000,000	2,019,263	1,975,311	43,952

Euro,
Expiring:
2/18/2015	a	21,210,000	24,427,121	23,971,072	456,049
3/18/2015	b	533,431	600,019	603,028	(3,009)
4/23/2015	b	2,659,000	3,141,892	3,006,998	134,894

Hong Kong Dollar,
Expiring
2/3/2015	a	13,337,028	1,720,477	1,720,396	81

Indian Rupee,
Expiring
3/18/2015	a	922,176,395	14,617,767	14,743,598	(125,831)

Indonesian Rupiah,
Expiring
3/18/2015	a	37,077,531,361	2,906,850	2,903,408	3,442

Japanese Yen,
Expiring
3/18/2015	a	1,976,615,943	16,568,087	16,841,296	(273,209)

Norwegian Krone,
Expiring

2/18/2015	a	6,000,000	790,753	776,197	14,556

South Korean Won,
Expiring
3/18/2015	a	1,570,226,160	1,423,234	1,433,229	(9,995)

Swedish Krona,
Expiring
2/18/2015	a	18,000,000	2,218,271	2,175,771	42,500

Swiss Franc,
Expiring
2/18/2015	a	3,200,000	3,716,689	3,488,489	228,200

Philippines Peso,
Expiring
3/18/2015	a	32,945,469	739,185	745,687	(6,502)

Taiwan New Dollar,
Expiring
3/18/2015	a	26,742,058	854,587	848,670	5,917

Thai Baht,
Expiring
3/18/2015	a	28,460,226	859,624	867,545	(7,921)

Gross Unrealized Appreciation					948,221
Gross Unrealized Depreciation					(763,067)

Counterparties:
a Morgan Stanley Capital Services
b Goldman Sachs International

					Unrealized
Long/	Notional	Reference			Appreciation
Short	Amount ($)	Entity	Counterparty	Expriration	(Depreciation) ($)
LONG	548,012	ACCOR SA	MORGAN STANLEY	11/21/2016	126,806
SHORT	171,937,928	AEON CO LTD	GOLDMAN, SACHS & CO.	2/22/2016	(61,554)
LONG	551,052	AIR LIQUIDE	MORGAN STANLEY	11/21/2016	53,808
LONG	926,714	AIRBUS GROUP NV	MORGAN STANLEY	11/21/2016	21,003
LONG	516,571	AMADEUS IT HOLDING SA	MORGAN STANLEY	11/21/2016	8,551
SHORT	81,857,538	AREALINK	GOLDMAN, SACHS & CO.	6/8/2016	3,127
LONG	323,423	ASIA AVIATION	MORGAN STANLEY	1/1/1900	3,442
LONG	1,063,428	ASIAN PAINTS LTD	MORGAN STANLEY	8/19/2016	189,435
LONG	359,305	ASSOCIATED BRITISH FOODS PLC	MORGAN STANLEY	11/21/2016	6,694
LONG	627,641	ASTRA MICROWAVE	MORGAN STANLEY	1/1/1900	(31,156)
LONG	848,571	AXA SA	MORGAN STANLEY	11/21/2016	95,930
LONG	1,232,309	AXIS BANK LTD	MORGAN STANLEY	8/19/2016	235,019
SHORT	35,068,181	BAJAJ AUTO LIMITED	MORGAN STANLEY	1/1/1900	7,203
LONG	475,654	BALKRISHNA INDUSTRIES	MORGAN STANLEY	8/19/2016	9,223
LONG	359,435	BANCO DE SABADELL SA	MORGAN STANLEY	11/21/2016	(34,132)
LONG	955,942	BANCO SANTANDER SA	MORGAN STANLEY	11/21/2016	(26,883)
LONG	670,717	BANK OF IRELAND	MORGAN STANLEY	11/21/2016	(97,757)
SHORT	5,738,139	BELLE INT'L HOLDINGS	MORGAN STANLEY	8/22/2016	21,299
LONG	916,987	BNP PARIBAS	MORGAN STANLEY	11/21/2016	(56,964)
LONG	376,556	BURBERRY GROUP	MORGAN STANLEY	11/21/2016	(11,973)
LONG	439,534	CAP GEMINI	MORGAN STANLEY	11/21/2016	38,062
LONG	401,341	CARNIVAL PLC	MORGAN STANLEY	11/21/2016	52,974
LONG	398,412	COMPASS GROUP PLC	MORGAN STANLEY	11/21/2016	36,593
LONG	447,813	CRH PLC	MORGAN STANLEY	11/21/2016	19,367
LONG	330,180	DIAGEO	MORGAN STANLEY	11/21/2016	24,947
LONG	256,255	EASYJET PLC	MORGAN STANLEY	11/21/2016	74,888
LONG	427,771	ELECTRICITE DE FRANCE	MORGAN STANLEY	11/21/2016	19,694
SHORT	5,123,357	GCL-POLY ENERGY HOLDINGS LTD	MORGAN STANLEY	8/22/2016	117,878
LONG	408,809	GLENCORE PLC	MORGAN STANLEY	11/21/2016	(93,720)
SHORT	42,775,592	HERO MOTOCORP	MORGAN STANLEY	1/1/1900	5,767
SHORT	74,437,222	HITACHI CONSTRUCTION	GOLDMAN, SACHS & CO.	1/1/1900	75,042

LONG	627,875	IBERDROLLA S. A.	MORGAN STANLEY	11/21/2016	7,138
LONG	633,824	INDITEX	MORGAN STANLEY	11/21/2016	97,818
LONG	385,646	INTERCONTINENTAL HOTELS GROUP	MORGAN STANLEY	11/21/2016	18,835
LONG	449,454	ITV PLC	MORGAN STANLEY	11/21/2016	(8,808)
LONG	2,136,430	JUST DIAL LTD	MORGAN STANLEY	8/19/2016	198,874
LONG	239,434	KOTAK MAHINDRA BANK	MORGAN STANLEY	8/19/2016	26,444
LONG	564,744	LOREAL	MORGAN STANLEY	11/21/2016	77,274
LONG	542,691	MOTHERSON SUMI SYSTEMS	MORGAN STANLEY	8/19/2016	31,907
SHORT	809,824	ORICA LTD	GOLDMAN, SACHS & CO.	2/19/2016	17,731
LONG	818,298	PERSISTENT SYSTEMS LTD	MORGAN STANLEY	8/19/2016	58,108
LONG	230,936	PEUGEOT SA	MORGAN STANLEY	11/21/2016	2,283
LONG	454,277	RIO TINTO PLC	MORGAN STANLEY	11/21/2016	7,603
LONG	413,139	SAFRAN SA	MORGAN STANLEY	11/21/2016	72,145
LONG	2,085,255	SAMSUNG ELECTRONICS	MORGAN STANLEY	12/2/2016	77,776
LONG	1,021,274	SCHNEIDER ELECTRIC SE	MORGAN STANLEY	11/21/2016	82,458
LONG	850,852	TATA MOTORS LTD	MORGAN STANLEY	8/19/2016	101,902
SHORT	72,524,648	TOYO SEIKAN	GOLDMAN, SACHS & CO.	7/13/2016	(70,415)
LONG	710,561	UNIBAIL-RODAMCO SE	MORGAN STANLEY	11/21/2016	167,236
SHORT	8,002,760	UNI-PRESIDENT CHINA HOLDINGS	MORGAN STANLEY	8/22/2016	19,555
SHORT	128,187,518	UNY GROUP	GOLDMAN, SACHS & CO.	6/10/2016	(135,527)
LONG	111,078	VEOLIA ENVIRONMENT	MORGAN STANLEY	11/21/2016	20,449
LONG	1,112,340	VIVENDI	MORGAN STANLEY	11/21/2016	58,494
LONG	310,340	WHITBREAD PLC	MORGAN STANLEY	11/21/2016	49,026
LONG	828,192	YES BANK	MORGAN STANLEY	8/19/2016	197,402
LONG	330,432	ZODIAC AEROSPACE	MORGAN STANLEY	11/21/2016	(2,988)

Gross Unrealized Appreciation					2,637,210
Gross Unrealized Depreciation					(631,877)

				Level 3 -
	Level 1 -	Level 2 - Other		Significant
	Unadjusted Quoted	Significant		Unobservable
Assets ($)	Prices	Observable Inputs		Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	106,617,519	-		-	106,617,519
Equity Securities - Domestic Preferred Stocks+	-	883,805 ++			883,805
Equity Securities - Foreign Common Stocks+	10,327,731	49,515,019 ++		-	59,842,750
Warrants+	601,538	-		-	601,538
Other Financial Instruments:
Financial Futures+++	66,944	-		-	66,944
Forward Foreign Currency Exchange Contracts+++	-	948,221		-	948,221
Options Purchased	18,404	-		-	18,404
Swaps+++	-	2,637,210		-	2,637,210
Liabilities ($)
Other Financial Instruments:
Financial Futures+++	(847,451)	-		-	(847,451)
Forward Foreign Currency Exchange Contracts+++	-	(763,067)		-	(763,067)
Swaps+++	-	(631,877)		-	(631,877)
Securities Sold Short:
Equity Securities - Domestic++++	(17,466,590)	-		-	(17,466,590)
Equity Securities - Foreign++++	(4,135,071)	(2,009,810)	++	-	(6,144,881)
Exchange-Traded Funds++++	(16,373,505)	-		-	(16,373,505)
+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures. See note above for additional information.
+++ Amount shown represents unrealized appreciation (depreciation) at period end.
++++ See Statement of Securities Sold Short for additional detailed classifications.

The following is a summary of the inputs used as of January 31, 2015 in valuing the fund's investments:

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end January 31, 2015 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.

With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

For financial reporting purposes, forward rate agreements are classified as interest rate swaps.

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for the interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Centrally Cleared Swaps:

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change, The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company, obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these contracts are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps on index issues entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities.

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties.

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value. The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus TOBAM Emerging Markets Fund
January 31, 2015 (Unaudited)

Common Stocks--94.9%	Shares		Value ($)
Brazil--1.9%
Embraer	7,200		63,702
Fibria Celulose	24,400	a	293,718
JBS	24,300		103,603
Tractebel Energia	6,600		76,595
			537,618
China--17.7%
ANTA Sports Products	139,000		243,813
China Longyuan Power Group, Cl. H	81,000		87,030
China Medical System Holdings	34,000		58,394
China Mengniu Dairy	59,000		268,740
China Shipping Container Lines, Cl. H	145,000	a	45,292
Country Garden Holdings	140,800		56,055
CSPC Pharmaceutical Group	68,000		57,249
Datang International Power Generation, Cl. H	344,000		186,538
ENN Energy Holdings	30,000		177,536
Geely Automobile Holdings	325,000		132,477
GOME Electrical Appliances Holdings	1,370,467		188,665
Haitian International Holdings	27,000		52,270
Hengan International Group	2,500		29,625
Huaneng Power International, Cl. H	318,000		446,425
Inner Mongolia Yitai Coal, Cl. B	67,200		94,417
Kingsoft	89,000		212,656
Lenovo Group	126,000		162,165
Semiconductor Manufacturing International	1,292,000	a	112,945
Shandong Weigao Group Medical Polymer, Cl. H	248,000		193,423
Shanghai Electric Group, Cl. H	76,000		46,324
Shanghai Pharmaceuticals Holding, Cl. H	80,200		173,139
Shenzhou International Group Holdings	31,000		112,157
Sihuan Pharmaceutical Holdings Group	421,000		271,108
Sinopharm Group, Cl. H	22,800		83,055
Sun Art Retail Group	230,000		207,526
Tingyi Holding	152,000		373,835
Tsingtao Brewery, Cl. H	16,000		107,047
Uni-President China Holdings	175,800		152,043
Want Want China Holdings	333,000		398,729
ZTE, Cl. H	85,000		186,255
			4,916,933
Colombia--1.4%
Ecopetrol	158,757		127,201
Grupo de Inversiones Suramericana	18,290		265,355
			392,556
Czech Republic--1.4%
CEZ	16,043		375,602
Komercni banka	103		20,984
			396,586
Greece--.4%
Eurobank Ergasias	107,281	a	13,200
Hellenic Telecommunications Organization	3,668	a	30,185
JUMBO	7,779		73,862

			117,247
Hong Kong--6.5%
Beijing Enterprises Holdings	16,500		126,022
China Gas Holdings	14,000		21,612
China Resources Enterprise	84,000		183,132
China Resources Gas Group	52,000		126,188
China Resources Power Holdings	116,000		322,591
China South City Holdings	224,000		73,334
CITIC	87,000		148,874
GCL-Poly Energy Holdings	655,000	a	142,941
Haier Electronics Group	49,000		131,482
Hanergy Thin Film Power Group	738,000	a	342,893
Kunlun Energy	24,000		25,058
Sino Biopharmaceutical	160,000		158,446
			1,802,573
Indonesia--3.5%
Bank Central Asia	176,100		185,451
Bank Danamon Indonesia	183,900		63,725
Jasa Marga	168,400		94,702
Perusahaan Gas Negara	702,700		279,714
Telekomunikasi Indonesia	1,046,600		232,880
Unilever Indonesia	19,700		55,630
XL Axiata	205,600		77,636
			989,738
Malaysia--5.2%
AirAsia	91,400		70,470
Axiata Group	142,500		282,291
CIMB Group Holdings	59,362		89,905
DiGi.Com	51,500		90,943
IJM	24,700		46,991
Maxis	144,400		282,000
Telekom Malaysia	99,725		191,589
Tenaga Nasional	95,600		380,961
			1,435,150
Mexico--1.4%
Alfa, Cl. A	37,600	a	68,630
Fibra Uno Administracion	24,800		74,783
Gruma, Cl. B	4,800		51,396
Grupo Financiero Inbursa, Ser. O	71,200		184,062
			378,871
Peru--1.1%
Cia de Minas Buenaventura, ADR	25,900		295,778
Poland--1.9%
Alior Bank	2,920	a	67,592
Eurocash	8,963		88,600
Orange Polska	88,261		213,145
PGE	29,047		152,276
			521,613
Russia--.8%
Magnit, GDR	487		18,545
Rostelecom	85,060	a	105,129
Uralkali	17,840	a	44,475
Uralkali	8,220		20,806
VTB Bank	23,120,000	a	23,117
			212,072

South Africa--1.6%
African Bank Investments	107,504	a,b	1
AngloGold Ashanti	14,874	a	180,929
Gold Fields	46,583		269,816
			450,746
South Korea--22.3%
Amorepacific	46		111,156
AMOREPACIFIC Group	200		228,132
Celltrion	7,566	a	280,265
CJ	277		43,352
Coway	5,190		415,151
Daum Kakao	1,459	a	202,479
Halla Visteon Climate Control	2,094	a	88,527
Hotel Shilla	1,526		141,638
Hyundai Glovis	1,206		267,726
Hyundai Marine & Fire Insurance	6,572		156,711
Hyundai Merchant Marine	9,445	a	88,209
Hyundai Mobis	320		72,167
Hyundai Wia	1,955	a	274,014
Kangwon Land	6,339	a	186,935
Kia Motors	7,095		297,041
Korea Aerospace Industries	5,963		254,044
Korea Electric Power	10,736	a	418,995
Korea Gas	3,429		140,950
KT	8,837	a	240,538
LG Household & Health Care	272		171,087
LG Innotek	385		34,166
LG Uplus	29,390		323,754
NAVER	331		215,591
NCSoft	1,986		364,795
Orion	348		332,761
Samsung Fire & Marine Insurance	994		267,601
SK Hynix	1,794		77,354
SK Telecom	1,333		349,026
Yuhan	1,065	a	166,654
			6,210,819
Taiwan--19.9%
Acer	144,438	a	93,842
Asia Pacific Telecom	245,000		117,148
Asustek Computer	29,000		304,038
Catcher Technology	25,000		218,730
Chunghwa Telecom	74,000		223,730
Compal Electronics	34,000		24,817
Delta Electronics	40,000		244,440
Eclat Textile	24,320		251,388
Far EasTone Telecommunications	193,000		471,733
Hermes Microvision	3,000		142,558
Hiwin Technologies	21,870		180,201
HTC	81,000	a	401,062
Innolux	49,000		23,728
Inotera Memories	73,000	a	106,091
Inventec	324,000		240,509
Kinsus Interconnect Technology	37,000		118,610
Largan Precision	5,000		415,579
MediaTek	10,000		152,687

Powertech Technology	97,000	a	161,729
President Chain Store	29,000		222,514
Quanta Computer	131,000		319,023
Radiant Opto-Electronics	61,000		192,524
Synnex Technology International	54,000		77,527
Taiwan Mobile	132,000		435,310
TPK Holding	35,000		226,266
Uni-President Enterprises	108,580		172,991
			5,538,775
Thailand--7.0%
Advanced Info Service	37,100		276,955
Airports of Thailand	5,500		54,298
Airports of Thailand	10,800		106,621
Bangkok Dusit Medical Services	187,100		106,313
BEC World	75,600		118,721
Charoen Pokphand Foods	126,100		97,107
CP ALL	337,700		427,209
Energy Absolute	85,700		65,324
Glow Energy	24,500		68,107
PTT	2,200		23,216
PTT Exploration & Production	60,000		201,508
TMB Bank	1,807,000		170,698
True Corp.	570,200	a	235,803
			1,951,880
Turkey--.9%
Cola-Cola Icecek	2,947		59,484
Enka Insaat ve Sanayi	0		1
TAV Havalimananlari Holdings	9,083		67,925
Ulker Biskuvi Sanayi	15,245		120,639
			248,049
Total Common Stocks
(cost $27,860,019)			26,397,004

Preferred Stocks--3.3%
Brazil--2.2%
AES Tiete	9,700		59,865
Centrais Eletricas Brasileiras, Cl. B	28,500		65,216
Cia Energetica de Sao Paulo, Cl. B	25,200		221,266
Oi	24,060	a	44,744
Suzano Papel e Celulose, Cl. A	42,900		173,790
Usinas Siderurgicas de Minas Gerais, Cl. A	47,600	a	59,428
			624,309
Colombia--.9%
Bancolombia	21,411		253,422
South Korea--.2%
Hyundai Motor	390		42,570
Total Preferred Stocks
(cost $1,517,668)			920,301
	Number of
Rights--.0%	Rights		Value ($)
South Korea--.0%
Hyundai Merchant Marine, Cl. R
(cost $4,242)	1,451	a	3,905

Other Investment--.7%	Shares		Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $185,000)	185,000 [c]	185,000
Total Investments (cost $29,566,929)	98.9%	27,506,210
Cash and Receivables (Net)	1.1%	312,571
Net Assets	100.0%	27,818,781

ADR - American Depository Receipts
GDR - Global Depository Receipts

a	Non-income producing security.
b	The valuation of this security has been determined in good faith by management under the direction of the Board of
Directors. At January 31, 2015, the value of this security amounted to $1 or less than 0.01% of net assets.
c	Investment in affiliated money market mutual fund.

At January 31, 2015, net unrealized depreciation on investments was $2,060,719 of which $1,558,528 related to appreciated investment securities and $3,619,247 related to depreciated investment securities. At January 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	19.8
Telecommunication Services	15.2
Consumer Staples	14.3
Utilities	12.9
Consumer Discretionary	10.0
Financial	7.1
Industrial	6.6
Health Care	5.6
Materials	4.8
Energy	1.9
Money Market Investment	.7
98.9
† Based on net assets.

The following is a summary of the inputs used as of January 31, 2015 in valuing the fund's investments:

				Level 3 -
		Level 2 - Other		Significant
	Level 1 - Unadjusted	Significant		Unobservable
Assets ($)	Quoted Prices	Observable Inputs		Inputs		Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	487,044	25,909,959	++	1	++	26,397,004
Equity Securities - Foreign Preferred Stocks+	-	920,301	++	-		920,301
Mutual Funds	185,000	-		-		185,000
Rights+	3,905	-		-		3,905
+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures. See note above for additional information.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Yield Enhancement Strategy Fund
January 31, 2015 (Unaudited)

Registered Investment Companies--96.5%	Shares		Value ($)
Domestic Fixed Income--92.8%
BNY Mellon Corporate Bond Fund,
Cl. M	7,025,596	a,b	91,543,516
BNY Mellon Municipal Opportunities
Fund, Cl. M	7,779,625	a,b	104,324,777
Dreyfus Floating Rate Income Fund,
Cl. Y	4,034,039	a	49,739,705
Dreyfus High Yield Fund, Cl. I	14,358,924	a,b	92,758,647
			338,366,645
Foreign Fixed Income--3.7%
TCW Emerging Markets Income Fund,
Cl. I	1,676,363		13,327,082
Total Investments (cost $350,437,075)	96.5%		351,693,727
Cash and Receivables (Net)	3.5%		12,750,466
Net Assets	100.0%		364,444,193

a Investment in affiliated mutual fund.
b The fund's investment in the BNY Mellon Corporate Bond Fund, BNY Mellon Municipal Opportunities Fund and Dreyfus High
Yield Fund represents 25.1%, 28.6% and 25.5%, respectively, of the fund's total investments. The BNY Mellon Corporate B
Fund and Dreyfus High Yield Fund seek to provide total return (consisting of capital appreciation and current income) and B
Mellon Municipal Opportunities Fund seeks to maximize total return consisting of current income exempt from federal incom and capital appreciation.

At January 31, 2015, net unrealized appreciation on investments was $1,256,652 of which $5,447,886 related to appreciated investment securities and $4,191,234 related to depreciated investment securities. At January 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	92.8
Mutual Funds: Foreign	3.7
96.5
† Based on net assets.

The following is a summary of the inputs used as of January 31, 2015 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Mutual Funds+	351,693,727	-	-	351,693,727
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. These securities are categorized as Level 1 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus BNY Mellon Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 24, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    March 24, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)